Provisions - Components of and Changes in Provisions (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2024		Mar. 31, 2023	Mar. 31, 2022
Disclosure of other provisions [line items]
Beginning balance		¥ 632,870
Provision		593,180
Write-offs		(245,076)
Reversal		(94,247)
Exchange differences on translating foreign operations		64,996
Ending balance		951,723		¥ 632,870
Product warranties [member]
Disclosure of other provisions [line items]
Beginning balance	[1]	535,099
Provision		536,590	[1]	289,850	¥ 118,378
Write-offs	[1]	(221,054)
Reversal	[1]	(88,266)
Exchange differences on translating foreign operations	[1]	52,821
Ending balance	[1]	815,190		535,099
Other [member]
Disclosure of other provisions [line items]
Beginning balance		97,771
Provision		56,590
Write-offs		(24,022)
Reversal		(5,981)
Exchange differences on translating foreign operations		12,175
Ending balance		¥ 136,533		¥ 97,771

[1]	Honda recognizes provisions for product warranties to cover future product warranty expenses. Honda recognizes costs for general warranties on products Honda sells and for specific warranty programs, including product recalls. Honda recognizes general estimated warranty costs at the time products are sold to customers. Honda also recognizes specific estimated warranty program costs when it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation. These provisions are estimated based on historical warranty claim experience with consideration given to the expected level of future warranty costs, including current sales trends, the expected number of units to be affected and the estimated average repair cost per unit for warranty claims. Provisions for product warranties are utilized for expenditures based on the demand from customers and dealers. A portion of the product warranties is expected to be reimbursed by agreement with suppliers. The amount of expected reimbursement is ¥167,920 million as of March 31, 2024.